SHARE-BASED COMPENSATION and STOCK OPTIONS - STOCK OPTIONS (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Company's stock option activity
Granted (in shares)	287,500	251,000		45,226
Grant price (in dollars per share)	$ 10.16	$ 11.35
Vesting period	24 months	24 months
Employee [Member]
Company's stock option activity
Share-based Compensation Arrangement by Share-based Payment Award, Expenses Incurred For Vesting Options			$ 144,920
Director [Member]
Company's stock option activity
Share-based Compensation Arrangement by Share-based Payment Award, Expenses Incurred For Vesting Options			$ 274,139
Minimum
Company's stock option activity
Grant price (in dollars per share)				$ 11.42
Maximum
Company's stock option activity
Grant price (in dollars per share)				$ 12.59
Non Employee Member
Company's stock option activity
Granted (in shares)	27,500	35,000
Compensation expense	$ 181,775	$ 353,150
Stock Options
Weighted average assumptions used in determining the fair value of the option awards using the Black-Scholes option pricing model
Expected term					5 years 8 months 1 day	5 years 7 months 24 days
Volatility (as a percent)					63.40%	62.10%
Dividend yield (as a percent)					0.00%	0.00%
Risk free interest rate (as a percent)					1.53%	1.58%
Weighted average grant date fair value of options granted (in dollars per share)					$ 5.02	$ 7.61
Company's stock option activity
Outstanding at the beginning of the period (in shares)	1,112,287	861,287			1,112,287	861,287
Granted (in shares)					332,726	251,000
Forfeited (in shares)					0	0
Outstanding at the end of the period (in shares)			1,445,013		1,445,013	1,112,287
Compensation expense					$ 3,538,914	$ 3,175,908
Total compensation expense not yet recognized			$ 565,470		$ 565,470
Weighted average vesting period over which the total compensation expense will be recorded					7 months 6 days
Intrinsic value			$ 0		$ 0	$ 0
Remaining weighted average contractual life					5 years 2 months 26 days
Exercise price (in dollars per share)			$ 12.64		$ 12.64	$ 13.32	$ 13.90
Grant price (in dollars per share)					$ 10.35	$ 11.35
Options exercisable (in shares)			1,315,229		1,315,229